Accounts Payable And Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Payable And Accrued Liabilities [Abstract]
Summary of Accounts Payable And Accrued Liabilities

	December 31, 2023	December 31, 2022
Trade payables	$112,767	$122,508
Accrued liabilities	117,922	103,520
Income taxes payable	6,399	9,379
VAT and other taxes payable	9,434	4,401
	$246,522	$239,808